Liquidity (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and Cash Equivalents, at Carrying Value	$ 190,529		$ 190,529		$ 457,798	$ 46,540
Working capital	2,665,586		2,665,586		1,118,857
Net Income (Loss) Attributable to Parent	$ 3,232,616	$ 1,233,176	$ 8,152,487	$ 3,598,208	$ 5,716,511	$ 5,900,760